Changes to accounting policies (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of expected impact of initial application of new standards or interpretations

International Accounting Standards (IAS/IFRS)	Effective Date
IFRS 9 Financial Instruments (as revised in 2014)	January 1, 2018
Amendment to IFRS 2 Share Based Payments, Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments resulting from Annual Improvements 2014–2016 Cycle	January 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018

3. Changes to accounting policies (continued)
At the date of signing these Consolidated Financial Statements, the following standards, amendments and interpretations, which have not been applied in these financial statements, were in issue but not yet effective:

International Accounting Standards (IAS/IFRS)	Effective Date
IFRS 16 Leases	January 1, 2019
Amendments to IFRS 9 Financial Instruments, Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 19 Employee Benefits, Plan amendments, curtailments or settlements	January 1, 2019
Amendments resulting from Annual Improvements 2015–2017 Cycle	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendments to IFRS 3 Business Combinations, Definition of a Business	January 1, 2020
The increase in non-current and current deferred revenue for the year ended January 31, 2018, and reduction in revenue recognized during the year ended January 31, 2018, relate to the difference between the accounting treatment of the Sarepta development milestone payment and development cost share income under IAS 18 and IFRS 15, as described above, which is recognized as revenue over the remainder of the determined development period.

	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Impact on Consolidated Statement of Financial Position	£000s	£000s	£000s
Non-current liabilities
Deferred revenue	(18,033)	(27,270)	(9,237)
Current liabilities
Deferred revenue	(10,012)	(13,834)	(3,822)
Equity
Accumulated losses reserve	(80,898)	(93,957)	(13,059)

	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Impact on Consolidated Statement of Comprehensive Income	£000s	£000s	£000s
Revenue	25,419	12,360	(13,059)
Loss for the year	(7,131)	(20,190)	(13,059)

	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Impact on Consolidated Statement of Cash Flows	£000s	£000s	£000s
Loss before income tax	(10,893)	(23,952)	(13,059)
Adjusted for:
(Decrease) / increase in deferred revenue	(2,482)	10,577	13,059
Impact on net cash used by operating activities	(13,375)	(13,375)	—